DEBTS PAYABLE AND SENIOR SECURED NOTES - Company's total debts payable activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Senior secured notes
Senior secured notes premium amortized	$ 53	$ 3,018
Senior secured notes discount amortized	7,696	0
Debt issuance costs amortized	20,930	2,341
Less: discounted to fair value	0	23,023
Debts payable (ending balance)	473,242
Total debts payable as of December 31, 2024	410,474
Debts payable
Senior secured notes
Debts payable (beginning balance)	472,663	480,206
Discounted		199	$ 598
Senior secured notes premium amortized	(2,867)	(3,018)
Senior secured notes discount	(24,486)
Senior secured notes discount amortized	7,696
Debt issuance costs	(57,188)	(1,000)
Debt issuance costs amortized	14,321	2,341
Debt issued	60,583	66,245
Construction financing	(38,205)	2,024
Less: extinguishment related to sale of Arizona business		(22,505)
Less: repayment	(22,242)	(52,029)
Less: discounted to fair value		(199)
Debts payable (ending balance)	179,992	$ 472,663
Total debts payable as of December 31, 2024	410,474
Total accrued interest payable related to debts payable as of December 31, 2024	$ 6,881